Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Common Share [Abstract]
Earnings (Loss) Per Common Share

NOTE 16 – EARNINGS (LOSS) PER COMMON SHARE

The factors used in the earnings (loss) per common share computation were as follows:

	Years ended December 31,
	2011	2010
Numerator:
Net income (loss)	$1,053,299	$(1,915,769)
Less: Preferred stock dividends and amortization, net	(310,799)	(310,799)

Net income (loss) available to common shareholders	$742,500	$(2,226,568)

Denominator:
Denominator for basic earnings per share available to common shareholders-weighted average shares	586,517	585,283
Effect of dilutive shares:
Nonqualified stock options	0	0

Denominator for diluted earnings per share available to common shareholders	586,517	585,283

Basic earnings (loss) per common share	$1.27	$(3.80)

Diluted earnings (loss) per common share	$1.27	$(3.80)

Stock options not considered in computing diluted earnings per common share because they were antidilutive	97,637	98,137